Income Tax Expense - Summary of Reconciliation of Effective and Nominal Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
(Loss) before taxes	€ (147,692)	€ (114,531)	€ (44,674)
Theoretical group tax rate	33.33%	33.33%	33.33%
Nominal tax expense	€ 49,226	€ 38,173	€ 14,890
Permanent differences			6,089
Research tax credit	3,110	2,409	1,895
Share-based compensation	(10,260)	(11,451)	(3,473)
Non recognition of deferred tax assets related to tax losses and temporary differences	(41,453)	(29,195)	(19,211)
Other differences	622	64	€ 190
Effective tax expense	€ 1	€ 0
Effective tax rate	0.00%	0.00%	0.00%